Wakefield Alternative Series Trust

700 17th Street, Suite 1550

Denver, CO 80202

September 16, 2013

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:	Wakefield Alternative Series Trust (the “Trust”)

File Nos.:        333-177169

                        811-22612

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective September 14, 2013, do not differ from those filed electronically in the Post-Effective Amendment No. 3 on September 13, 2013.

Sincerely,

/s/ Rhonda A. Mills

Rhonda A. Mills

Associate Counsel

ALPS Fund Services, Inc.

Administrator to the Trust